FINANCIAL INSTRUMENTS - Classification and Measurement (Details) $ in Millions	Dec. 31, 2023 USD ($) property	Dec. 31, 2022 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 10,905	$ 9,805
Fair value	10,905	9,805
Carrying value	77,610	66,006
Fair value	$ 77,189	65,234
Number of properties securing acquired loan portfolio | property	75
Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 68,712	58,562
Fair value	68,291	57,790
Capital securities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,646	2,256
Fair value	2,646	2,256
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	189	577
Fair value	189	577
Derivatives | Accounts payable | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	185	371
Fair value	185	371
Derivatives | Accounts payable and other liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	977	167
Fair value	977	167
Loan payable | Accounts payable | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	28	171
Fair value	28	171
Accounts payable and other | Accounts payable | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	694	824
Fair value	694	824
Accounts payable and other | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	3,216	2,852
Fair value	3,216	2,852
Loans and notes payable | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	963	226
Fair value	963	226
Held for sale | Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	0	0
Held for sale | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	57	0
Loans and notes receivable | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,792	686
Fair value	1,792	686
Other non-current assets | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	43	464
Fair value	43	464
Other non-current assets | Amortized cost | Other marketable securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	28	27
Fair value	28	27
Other non-current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	581	584
Fair value	581	584
Other non-current assets | FVTPL | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	3,240	2,523
Fair value	3,240	2,523
Other non-current assets | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	192	170
Fair value	192	170
Other non-current assets | FVTOCI | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	61	42
Fair value	61	42
Current assets | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,355	787
Fair value	1,355	787
Current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	326	342
Fair value	326	342
Current assets | Amortized cost | Held for sale | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	49	0
Current assets | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	299	124
Fair value	299	124
Current assets | FVTPL | Loans in foreclosure
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	622	0
Fair value	622	0
Current assets | FVTOCI | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	25	36
Fair value	25	36
Cash and cash equivalents | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,341	4,020
Fair value	$ 2,341	$ 4,020